CAPITAL STOCK	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
CAPITAL STOCK

16. CAPITAL STOCK

Ordinary Shares

We were incorporated as a Cayman Islands business company under the laws of the Cayman Islands on April 14, 2022. At incorporation, we were authorized to issue a maximum of 50,000,000 (31,250,000 ordinary shares after giving effect of reverse stock split on February 17, 2026) shares consisting of 500,000,000 ordinary shares, par value US$0.0001 each. On February 28, 2024, a 2-for-1 share split was conducted by the Company. After the share split and as of the date of this report, the authorized share capital of the Company consists of US$50,000 divided into 1,000,000,000 (62,500,000 ordinary shares after giving effect of reverse stock split on February 17, 2026) Ordinary Shares, par value US$0.00005 each, and the issued share capital of the Company consists of US$1,125 divided into 22,500,000 (1,406,250 ordinary shares after giving effect of reverse stock split on February 17, 2026) Ordinary Shares, par value of US$0.00005 each (US$0.0008, after giving effect to the share consolidation).

2024-07 Offering

On July 24, 2024, the Company closed (1) the IPO of 1,500,000 (93,750 ordinary shares after giving effect of reverse stock split on February 17, 2026) Ordinary Shares at a public offering price of US$4.00 per Ordinary Share, and (2) the resale by one existing shareholder of the Company of 250,000 (15,625 ordinary shares after giving effect of reverse stock split on February 17, 2026) Ordinary Shares at a public offering price of US$4.00 per Ordinary Share.

2024 Stock Incentive Plan

On October 7, 2024, the Company issued, in aggregate, 2,400,000 Ordinary Shares (150,000 ordinary shares after giving effect of reverse stock split on February 17, 2026), par value US$0.00005 each (US$0.0008, after giving effect to the share consolidation) to four consultants, each an independent third party, as provided under the 2024 Stock Incentive Plan. The 2024 Stock Incentive Plan was registered on Form S-8 on October 2, 2024. None of the consultants had a shareholding of 5% or above. The total contract amount for all consultants was US$9,216,000.

On August 22, 2025, the Company issued, in aggregate, remaining 2,300,000 shares (143,750 ordinary shares after giving effect of reverse stock split on February 17, 2026), par value US$0.00005 each (US$0.0008, after giving effect to the share consolidation) to five consultants, each an independent third party, as provided under the 2024 Stock Incentive Plan. The 2024 Stock Incentive Plan was registered on Form S-8 on October 2, 2024. None of the consultants had a shareholding of 5% or above. The total contract amount for all consultants was US$1,263,540.

2025 Stock Incentive Plan

On November 10, 2025, the Company issued, in aggregate, 4,600,000 Ordinary Shares (287,500 ordinary shares after giving effect of reverse stock split on February 17, 2026) under the 2025 Stock Incentive Plan. The 2025 Stock Incentive Plan was registered on Form S-8 on November 10, 2025. None of the consultants had a shareholding of 5% or above. The total contract amount was US$2,618,320.

PIPE Transaction in 2025-11

On November 3, 2025, the “Company entered into a securities purchase agreement with each of 16 non-U.S. investors relating to the issuance and sale of 100,000,000 (6,250,000 ordinary shares after giving effect of reverse stock split on February 17, 2026 and the rounding adjustment on the share consolidation) ordinary share, par value $0.00005 per ordinary share (US$0.0008, after giving effect to the share consolidation), at $0.15 per share for an aggregate purchase price of $15,000,000.

Reverse Stock Split

On December 14, 2025, the shareholders of the Company approved, among other matters, changes to the Company’s authorized share capital, the adoption of an amended and restated memorandum and articles of association, and authorization for a reverse share split and share reclassification. On January 23, 2026, the Board of Directors of the Company approved a 16-for-1 reverse share split, which became effective on February 17, 2026. Following the reverse share split, the par value of each of the Company’s Class A Ordinary Shares and Class B Ordinary Shares became US$0.0008 per share.

All share and per share amounts in the accompanying consolidated financial statements and notes have been retroactively adjusted to reflect the effects of the reverse stock splits, including rounding of fractional shares to whole shares where applicable

SPA in 2026-02

On February 10, 2026, the Company entered into several securities purchase agreements with investors relating to the issuance and sale of 914,929 ordinary share (57,184 ordinary shares after the 16:1 share consolidation), par value $0.00005 per ordinary share (US$0.0008, after giving effect to the share consolidation), at $0.15 per share for an aggregate purchase price of $140,882.

Share Re-designation and Re-classification

On December 15, 2026, the shareholders of the Company approved certain additional resolutions relating to the Company’s capital structure, including an increase in authorized share capital, amendments to the voting rights of the Class B Ordinary Shares, and the adoption of a third amended and restated memorandum and articles of association.

The authorized share capital of the Company is US$4,000,000, divided into 4,900,000 Class A Ordinary Shares, par value US$0.0008 per share, and 100,000,000 Class B Ordinary Shares, par value US$0.0008 per share. As of March 31, 2026, 8,388,473 Class A Ordinary Shares and Nil Class B Ordinary Shares were issued and outstanding.

The re-designation and re-classification were accounted for on a prospective basis from the effective date of the change.